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1933 Act Rule 497(e)
1933 Act File No. 033-47287
1940 Act File No. 811-06637

January 17, 2019

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549-0505

Re:  XBRL Exhibits

The UBS Funds (“Registrant”)

File Nos. 033-47287 and 811-06637

Dear Sir or Madam:

Pursuant to Rule 497(e) under the Securities Act of 1933, as amended, (the “1933 Act”) submitted electronically via the EDGAR system, please find enclosed certain risk/return summary information in an interactive data format using the eXtensible Business Reporting Language (the “XBRL exhibits”).  The XBRL exhibits reflect the risk/return summary disclosure that was included in the supplement to the prospectus dated October 26, 2018 relating to UBS Dynamic Alpha Fund, UBS Emerging Markets Equity Opportunity Fund, UBS Global Allocation Fund, UBS International Sustainable Equity Fund, UBS U.S. Sustainable Equity Fund, UBS Municipal Bond Fund, and UBS Total Return Bond Fund; and to the prospectus dated October 23, 2018 relating to UBS Engage For Impact Fund and UBS Sustainable Development Bank Bond Fund, each a series of the Registrant, that was filed with the U.S. Securities and Exchange Commission via the EDGAR system on December 28, 2018 (Accession No. 0001104659-18-075122) pursuant to Rule 497(e) under the 1933 Act.

Please direct questions or comments relating to this filing to me at the above telephone number.

Very truly yours,

/s/ Jamie M. Gershkow
Jamie M. Gershkow

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